                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment           [ ] Amendment Number : __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                        New York, NY         August 14, 2007
-------------------------------------   ----------------    --------------------
             (Signature)                  (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      9
Form 13F Information Table Value Total:   598,260 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1               Column 2     Column 3  Column 4         Column 5         Column 6  Column 7       Column 8
---------------------------- --------------- --------- ---------- ---------------------- ---------- --------- -------------------
                                                                                                                Voting Authority
                                                          Value     Shrs Or         Put/ Investment   Other   -------------------
       Name of Issuer         Title of Class   Cusip   (X $1,000)   prn amt  SH/PRN Call Discretion Managers   Sole   Shared None
---------------------------- --------------- --------- ---------- ---------- ------ ---- ---------- -------- -------- ------ ----
DIGITAL RIV INC              NOTE 1.250% 1/0 25388BAB0    95,925  83,680,000   PRN          SOLE                N/A     N/A   N/A
DOLLAR THRIFTY AUTOMOTIVE GP COM             256743105    73,749   1,805,800   SH           SOLE             1,805,800   0     0
IHOP CORP                    COM             449623107   114,308   2,100,100   SH           SOLE             2,100,100   0     0
LAWSON SOFTWARE INC NEW      COM             52078P102    10,158   1,027,050   SH           SOLE             1,027,050   0     0
NORTHWEST AIRLS CORP         COM             667280408    42,740   1,925,244   SH           SOLE             1,925,244   0     0
SCHOOL SPECIALTY INC         COM             807863105    98,683   2,784,500   SH           SOLE             2,784,500   0     0
STEAK N SHAKE CO             COM             857873103    46,437   2,782,300   SH           SOLE             2,782,300   0     0
TIME WARNER TELECOM INC      CL A            887319101    66,000   3,283,600   SH           SOLE             3,283,600   0     0
TYLER TECHNOLOGIES INC       COM             902252105    50,260   4,049,923   SH           SOLE             4,049,923   0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.